Consolidated statement of changes in equity (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Total comprehensive income (loss) from discontinued operations for the period	$ 1,710
Exchange gain	140
Cumulative exchange loss recycled through profit or loss	2,668
Translation reserve
Total comprehensive income (loss) from discontinued operations for the period	$ 2,808